UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-07853

Kalmar Pooled Investment Trust
(Exact name of registrant as specified in charter)

Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807
(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE”
SMALL CAP FUND
Schedule of Investments
September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
COMMON STOCK — 93.5%

Consumer Discretionary — 19.6%

ADVERTISING AGENCIES — 0.9%
Constant Contact, Inc. * (a)	224,950	$3,914,130

AUTO PARTS — 2.0%
Gentex Corp. (a)	241,295	4,104,428
LKQ Corp. * (a)	248,750	4,601,875

		8,706,303

COSMETICS — 1.1%
Elizabeth Arden, Inc. * (a)	101,705	4,804,544

DIVERSIFIED MEDIA — 1.1%
Belo Corp.	600,250	4,699,958

EDUCATIONAL SERVICES — 0.6%
DeVry, Inc. (a)	111,735	2,543,089

ENTERTAINMENT — 1.9%
Imax Corp. * (a)	245,240	4,882,728
Live Nation Entertainment, Inc. *	399,495	3,439,652

		8,322,380

LEISURE TIME — 2.1%
Life Time Fitness, Inc. * (a)	199,580	9,128,789

RESTAURANTS — 1.8%
BJ’s Restaurants, Inc. * (a)	129,880	5,890,058
Bravo Brio Restaurant Group, Inc. *	123,995	1,804,127

		7,694,185

SPECIALTY RETAIL — 5.6%
DSW, Inc. (A Shares) (a)	128,560	8,577,523
Tractor Supply Co. (a)	59,680	5,901,755
Ulta Salon Cosmetics & Fragrance, Inc.	59,410	5,721,480
Zumiez, Inc. * (a)	146,005	4,048,719

		24,249,477

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Schedule of Investments— continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
Consumer Discretionary — (Continued)

TEXTILES APPAREL & SHOES — 2.5%
Oxford Industries, Inc.	197,870	$11,169,762

TOTAL CONSUMER DISCRETIONARY		85,232,617

Consumer Staples — 2.4%

FOODS — 2.4%
United Natural Foods, Inc. *	177,155	10,354,710

TOTAL CONSUMER STAPLES		10,354,710

Energy — 5.7%

OFFSHORE DRILLING & OTHER SERVICES — 1.0%
Atwood Oceanics, Inc. *	97,785	4,444,328

OIL WELL SERVICES & EQUIPMENT — 1.2%
Core Laboratories N.V.	40,880	4,966,102

OIL: CRUDE PRODUCERS — 3.5%
Approach Resources, Inc. * (a)	123,390	3,717,741
Magnum Hunter Resources Corp. * (a)	867,400	3,851,256
PDC Energy, Inc. *	87,775	2,776,323
Rex Energy Corp. * (a)	378,735	5,056,112

		15,401,432

TOTAL ENERGY		24,811,862

Financial Services — 3.2%

ASSET MANAGEMENT & CUSTODIAN — 0.5%
Financial Engines, Inc. * (a)	91,380	2,177,585

FINANCIAL DATA & SYSTEMS — 2.7%
Alliance Data Systems Corp. * (a)	63,285	8,983,305
WageWorks, Inc. *	169,410	2,956,205

		11,939,510

TOTAL FINANCIAL SERVICES		14,117,095

Healthcare — 9.5%

HEALTHCARE SERVICES — 0.8%
Vocera Communications, Inc. * (a)	114,870	3,550,632

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Schedule of Investments— continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
Healthcare — (Continued)

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 5.2%
Cooper Companies, Inc. (The)	127,560	$12,049,318
ResMed, Inc. (a)	174,625	7,067,074
Volcano Corp. * (a)	117,116	3,346,004

		22,462,396

MEDICAL EQUIPMENT — 2.1%
Luminex Corp. *	258,295	5,021,255
Spectranetics Corp. *	277,470	4,092,683

		9,113,938

PHARMACEUTICALS — 1.4%
Akorn, Inc. * (a)	472,370	6,244,731

TOTAL HEALTHCARE		41,371,697

Materials & Processing — 8.2%

BUILDING MATERIALS — 1.4%
NCI Building Systems, Inc. *	272,680	2,734,980
Trex Co., Inc. * (a)	94,970	3,240,376

		5,975,356

CHEMICALS: DIVERSIFIED — 3.4%
Albemarle Corp.	106,835	5,628,067
PolyOne Corp.	540,935	8,963,293

		14,591,360

CHEMICALS: SPECIALTY — 1.6%
Polypore International, Inc. * (a)	202,045	7,142,291

DIVERSIFIED MATERIALS & PROCESSING — 1.8%
Belden, Inc.	217,585	8,024,535

TOTAL MATERIALS & PROCESSING		35,733,542

Producer Durables — 17.1%

AIR TRANSPORT — 0.8%
Atlas Air Worldwide Holdings, Inc. *	68,915	3,558,081

BACK OFFICE SUPPORT, HR, AND CONSULTING — 0.5%
WNS Holdings, Ltd., ADR *	205,145	2,100,685

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Schedule of Investments— continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
Producer Durables — (Continued)

COMMERCIAL SERVICES: RENTAL & LEASING — 0.9%
Mobile Mini, Inc. *	247,500	$4,135,725

COMMERCIAL VEHICLES & PARTS — 0.8%
Rush Enterprises, Inc. (A Shares) *	187,135	3,604,220

ENGINEERING & CONTRACTING SERVICES — 1.4%
Chicago Bridge & Iron Co. N.V.	158,570	6,039,931

ENVIRONMENTAL, MAINTENANCE, AND SECURITY SERVICES — 0.8%
Corrections Corp. of America	84,105	2,813,312
GSE Holding, Inc. * (a)	83,730	657,281

		3,470,593

FORMS AND BULK PRINTING SERVICES — 0.5%
InnerWorkings, Inc. * (a)	169,790	2,210,666

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 2.1%
MSC Industrial Direct Co., Inc. (A Shares) (a)	132,680	8,950,593

MACHINERY: INDUSTRIAL — 5.1%
Kennametal, Inc.	138,325	5,129,091
Middleby Corp. * (a)	72,515	8,385,635
Rexnord Corp. * (a)	101,365	1,846,870
Tennant Co.	162,090	6,940,694

		22,302,290

SCIENTIFIC INSTRUMENTS: CONTROL & FILTER — 1.0%
Robbins & Myers, Inc.	70,550	4,204,780

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 1.7%
EnerSys, Inc. *	206,500	7,287,385

SHIPPING — 0.6%
UTi Worldwide, Inc.	202,295	2,724,914

TRUCKERS — 0.9%
Celadon Group, Inc.	127,645	2,051,255
Knight Transportation, Inc. (a)	131,040	1,873,872

		3,925,127

TOTAL PRODUCER DURABLES		74,514,990

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Schedule of Investments— continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
Technology — 27.8%

COMMUNICATIONS TECHNOLOGY — 1.9%
ADTRAN, Inc. (a)	133,605	$2,308,694
Finisar Corp. * (a)	154,575	2,210,423
NICE-Systems, Ltd., Sponsored ADR *	107,285	3,564,008

		8,083,125

COMPUTER SERVICES SOFTWARE & SYSTEMS — 18.4%
Acxiom Corp. *	498,685	9,110,974
Ariba, Inc. *	267,180	11,969,664
Bankrate, Inc. * (a)	296,560	4,620,405
comScore, Inc. *	267,050	4,072,513
Concur Technologies, Inc. * (a)	58,715	4,329,057
DealerTrack Holdings, Inc. *	271,270	7,554,870
InterXion Holding NV *	148,315	3,369,717
MICROS Systems, Inc. *	98,695	4,847,898
NIC, Inc.	361,387	5,348,528
Pegasystems, Inc. (a)	164,090	4,765,174
Rovi Corp. *	157,297	2,282,379
Sapient Corp. * (a)	528,595	5,634,823
Syntel, Inc.	78,090	4,873,597
Ultimate Software Group, Inc. *	72,150	7,366,515

		80,146,114

COMPUTER TECHNOLOGY — 0.5%
Super Micro Computer, Inc. *	172,145	2,070,904

ELECTRONIC COMPONENTS — 2.7%
3D Systems Corp. * (a)	145,465	4,778,525
Rogers Corp. *	169,670	7,187,221

		11,965,746

PRODUCTION TECHNOLOGY EQUIPMENT — 1.6%
ATMI, Inc. *	197,495	3,667,482
Teradyne, Inc. *	238,515	3,391,683

		7,059,165

SEMICONDUCTORS & COMPONENTS — 2.7%
Diodes, Inc. *	184,345	3,135,708
Integrated Device Technology, Inc. *	805,645	4,737,193
MaxLinear, Inc. (A Shares) *	205,930	1,377,672

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Schedule of Investments— continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2012
(Unaudited)

	Shares	Value (Note 1)
Technology — (Continued)
Power Integrations, Inc.	89,035	$2,709,335

		11,959,908

TOTAL TECHNOLOGY		121,284,962

TOTAL COMMON STOCK (COST $289,350,132)		407,421,475

EXCHANGE-TRADED FUNDS — 1.8%

DIVERSIFIED FINANCIAL SERVICES — 1.8% iShares Russell 2000 Growth Index Fund	81,290	7,772,137

TOTAL EXCHANGE-TRADED FUNDS (COST $7,089,854)		7,772,137

SECURITIES LENDING COLLATERAL — 22.9%
BlackRock Liquidity Funds TempFund Portfolio	100,040,276	100,040,276

TOTAL SECURITIES LENDING COLLATERAL (COST $100,040,276)		100,040,276

MONEY MARKET SECURITY — 5.1%

Money Market Fund — 5.1%
BlackRock Liquidity Funds TempFund Portfolio	22,043,784	22,043,784

TOTAL MONEY MARKET SECURITY (COST $22,043,784)		22,043,784

TOTAL INVESTMENTS (COST $418,524,046) — 123.3%		537,277,672

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.3)%		(101,489,757)

NET ASSETS — 100.0%		$435,787,915

*	Non-income producing security
ADR	American Depository Receipt
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investment.
**	The cost and unrealized appreciation and depreciation in the value of investment owned by the Fund, as computed on a federal income tax basis, are as follow:

Aggregate cost	$418,524,046

Gross unrealized appreciation	$132,245,887
Gross unrealized depreciation	(13,492,261)

Net unrealized appreciation	$118,753,626

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund.

Security Valuation. The Fund’s securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements.The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$407,421,475	$407,421,475	$—	$—
Exchange-Traded Funds	7,772,137	7,772,137	—	—
Money Market Security	22,043,784	22,043,784	—	—
Securities Lending Collateral	100,040,276	100,040,276	—	—

Total	$537,277,672	$537,277,672	$—	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended September 30, 2012, the Fund held no securities which measured their fair value using level 3 inputs.

SECURITIES LENDING — The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2012, the market value of the securities on loan and collateral are $96,795,719 and $100,040,276, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper Jr., Chief Executive Officer
(principal executive officer)

Date	November 15, 2012

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer
(principal financial officer)

Date	November 15, 2012

* Print the name and title of each signing officer under his or her signature.